Employee Option Plans (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands								1 Months Ended			12 Months Ended
	Dec. 17, 2025 USD ($) $ / shares	Apr. 30, 2025 $ / shares	Apr. 01, 2025 shares	May 31, 2024 $ / shares	May 15, 2024 ₪ / shares shares	Aug. 09, 2023 ₪ / shares $ / shares shares	Mar. 12, 2023 ₪ / shares shares	May 31, 2024 shares	Mar. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2020 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2025 ILS (₪) ₪ / shares shares	Dec. 31, 2024 ILS (₪) ₪ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2021 shares
Employee Option Plans [Line Items]
Ordinary shares											16,372					16,372
Number of restricted shares									21,000									15,000
Total fair value of grant | $									$ 2,263
Number of shares											15,332,667		15,332,667			15,332,667	15,332,667
Total compensation expense (in Dollars) | $											$ 165		$ 249	$ 407
Restricted shares fully vested											23,400	23,400
Ordinary shares fully vested											15,000					15,000
Fair value of grant per share (in Dollars per share) | $ / shares											$ 81.8
Compensation amount (in Dollars) | $											$ 6,899		6,437	6,460
Percentage of options vested					50.00%
Options exercisable
Par value (in New Shekels per share) | ₪ / shares																₪ 1	₪ 1
Options forfeited											346,969	346,969
Exercise price per share | $ / shares		$ 1,591.56
Weighted average period					4 years						3 years 1 month 9 days	3 years 1 month 9 days
Acquisition approximate percentage	58.00%
Cash consideration share (in Dollars per share) | $ / shares	$ 43.5
Cash paid (in Dollars) | $	$ 23,000
Capital contribution reserve (in Dollars) | $	$ 15,000
Total equity-based compensation expense (in Dollars) | $											$ 7,396		7,031
Restricted ordinary shares			504
Recognized expenses											$ 2,955	₪ 10,201
Number of options								116
Purchase shares								116
Weighted average period											1 year					1 year
Annual compensation percentage											100.00%	100.00%
Employees’ contributions percentage											3.00%	3.00%
2021 Plan [Member]
Employee Option Plans [Line Items]
Number of restricted shares									23,400
Exercisable per share (in Dollars per share) | $ / shares									$ 96.7
2011 Plan [Member]
Employee Option Plans [Line Items]
Description of options vest										66.67% of the RSUs (i.e., 407,847 RSUs) are subject to time-based vesting that shall start as of the grant date and shall end as of December 31, 2027, subject to the continued engagement of Formula’s chief executive officer with the Company as of that date (the “Vesting Period”); and up to 33.33% of the RSUs (i.e., 203,924 RSUs as of the date hereof) are subject to performance-based vesting, and shall vest as of December 31, 2027 on a pro-rata basis with respect to each fiscal year (starting as of January 1, 2020) during the Vesting Period in which the target EBITDA (as defined in the grant) is achieved, subject to the continued engagement of Formula’s chief executive officer with the Company. At the end of the vesting period, the number of performances-based RSUs that vests shall be equal to (i) the number of fiscal years in which the target EBITDA (as defined in the grant) was achieved multiplied by (ii) 25,490.50 RSUs (rounded to the nearest whole number, up to a cap of 203,924 RSUs in total).
Compensation Expenses [Member]
Employee Option Plans [Line Items]
Cash consideration share (in Dollars per share) | $ / shares	$ 43.5
Formula [Member]
Employee Option Plans [Line Items]
Aggregate ordinary shares																			350,000
Ordinary shares											6,428					6,428			48,378
Unrecognized compensation cost (in Dollars) | $											$ 15,420		20,371	27,703
Formula’s Compensation [Member]
Employee Option Plans [Line Items]
Ordinary shares											1,372					1,372
Ordinary shares fully vested											2,400					2,400
Matrix [Member]
Employee Option Plans [Line Items]
Ordinary shares					20,000	45,000	920,000
Total fair value of grant													7,914				₪ 27,851,000
Unrecognized compensation cost (in Dollars) | $											$ 1,787		$ 3,898	$ 8,808
Percentage of options vested						50.00%	50.00%								40.00%
Options exercisable					20,000	45,000	920,000
Par value (in New Shekels per share) | ₪ / shares					₪ 1	₪ 1	₪ 1
Options forfeited							45,000
Exercise price per share | (per share)					₪ 78.55	₪ 73.73	₪ 71.25
Percentage of Exercise Factor											130.00%	130.00%
Fair value options, expected volatility											31.00%	31.00%
Options expire periods											5 years	5 years
Weighted average period						5 years
Sapiens [Member]
Employee Option Plans [Line Items]
Number of restricted shares											378					378
Number of shares granted stock options											266,143	266,143	145,000	429,500
Intrinsic value of options exercised (in Dollars) | $													$ 1,913	$ 851
Total equity-based compensation expense (in Dollars) | $											$ 18,382		$ 2,952	$ 3,621
Magic Software [Member]
Employee Option Plans [Line Items]
Unrecognized compensation cost (in Dollars) | $											$ 85
Exercise price per share | $ / shares				$ 1,822
Number of options shares															4,028
Number of purchase shares															4,028
Employees [Member]
Employee Option Plans [Line Items]
Number of restricted shares									2,400
Chief Financial Officers [Member]
Employee Option Plans [Line Items]
Number of restricted shares										611,771
2021 Plan [Member]
Employee Option Plans [Line Items]
Ordinary shares													20				20
Total fair value of grant | $																		$ 1,225
Exercisable per share (in Dollars per share) | $ / shares																		$ 81.65
Ordinary shares fully vested													5				5
Top of Range [Member]
Employee Option Plans [Line Items]
Restricted shares vest									21,000
Total fair value of grant | ₪																₪ 170,684,000
Number of shares									21,000
Restricted shares											21,000					21,000
Annual financial statements percentage											105.00%	105.00%
Top of Range [Member] | 2011 Plan [Member]
Employee Option Plans [Line Items]
Total fair value of grant | $									$ 2,031
Top of Range [Member] | Matrix [Member]
Employee Option Plans [Line Items]
Fair value options, risk-free interest rate											4.53%	4.53%
Bottom of Range [Member]
Employee Option Plans [Line Items]
Restricted shares vest									2,400
Total fair value of grant | $									$ 232		$ 50,054
Number of shares									2,400
Restricted shares											15,000					15,000
Annual financial statements percentage											80.00%	80.00%
Bottom of Range [Member] | Matrix [Member]
Employee Option Plans [Line Items]
Fair value options, risk-free interest rate											3.34%	3.34%
Mr. Gutman [Member] | Matrix [Member]
Employee Option Plans [Line Items]
Number of restricted shares															375,000
DCF [Member]
Employee Option Plans [Line Items]
Fair value grant											$ 4,474					₪ 15,445
Compensation Expenses [Member]
Employee Option Plans [Line Items]
Number of restricted shares									21,000